ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Net revenues	$ 23,759	$ 16,513	$ 50,233
Net income (loss)	(179,181)	(89,242)	142,912
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	23,759	16,311	46,237
Net income (loss)	$ (173,516)	$ (81,659)	$ (60,117)